CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,288)	$ 8,444	$ 4,213
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	19	76	69
Bad debt provision		98
Change in fair value of warrant derivative liability	(19)	3	(75)
Share-based compensation expenses	538	225	273
Deferred income taxes		314
Change in operating assets
Accounts receivable, trade	14,275	10,953	(39,496)
Notes receivable	1,316	(1,294)
Other receivables and prepayments	521	(561)	587
Inventories	2,009	(1,093)	34,557
Prepaid income tax	(17)
Advances to suppliers	(42,814)	(4,344)	(23,797)
Other current assets	53	31	(16)
Change in operating liabilities
Accounts payable, trade	13,495	(10,195)	7,390
Other payables and accrued liabilities	1,943	141	(164)
Customer deposits	(200)	(189)	997
Taxes payable	385	(1,225)	1,575
Net cash (used in) provided by operating activities	(10,784)	1,384	(13,887)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of a subsidiary, net of cash disposed of $25	(25)		18,734
Purchase of equipment and construction-in-progress		(32)	(106)
Net cash (used in) provided by investing activities	(25)	(32)	18,628
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan		6,668	6,230
Payments on short-term loan	(2,599)	(6,230)
Proceeds from loan from a shareholder	600
Payments on loan from a shareholder	(500)	(209)
Net cash (used in) provided by financing activities	(2,499)	229	6,230
EFFECT OF EXCHANGE RATE ON CASH	(97)	368	42
INCREASE (DECREASE) IN CASH	(13,405)	1,949	11,013
CASH, beginning of year	13,497	11,548	535
CASH, end of year	92	13,497	11,548
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	304	260	61
Cash paid for income taxes	963	3,205	575
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Receivable from the sale of a subsidiary	91,379
Settlement of consideration receivable - received in finished goods			$ 38,397